UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      June 30, 2012
                                                   -----------------
Check here if Amendment [ ]; Amendment Number:
                                                   -----------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               04/25/2012
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  74
                                                 --------------------

Form 13F Information Table Value Total:               136,932
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1904    21250 SH       Sole                    21250
Abbott Labs                    COM              002824100     3720    57700 SH       Sole                    57700
Advance Auto Parts             COM              00751Y106     3002    44000 SH       Sole                    44000
Ameren Corp                    COM              023608102     1592    47475 SH       Sole                    47475
American Electric Power        COM              025537101     1376    34495 SH       Sole                    34495
Anheuser-Busch                 COM              03524a108      299     3750 SH       Sole                     3750
Apache Corp                    COM              037411105      367     4180 SH       Sole                     4180
Apollo Investment Corp         COM              03761u106      150    19500 SH       Sole                    19500
Archer - Daniels               COM              039483102     1305    44200 SH       Sole                    44200
Ares Capital Corp              COM              04010l103      160    10000 SH       Sole                    10000
BP p.l.c                       COM              055622104     4261   105100 SH       Sole                   105100
Best Buy Co.                   COM              086516101     1368    65250 SH       Sole                    65250
CVS Caremark                   COM              126650100     4233    90580 SH       Sole                    90580
Cameron International          COM              13342b105     1011    23680 SH       Sole                    23680
Cardinal Health                COM              14149y108     2315    55125 SH       Sole                    55125
Caterpillar Inc.               COM              149123101     2520    29675 SH       Sole                    29675
ChevronTexaco Corp             COM              166764100     4239    40180 SH       Sole                    40180
Cisco Systems Inc              COM              17275r102     3806   221670 SH       Sole                   221670
Danaher Corp                   COM              235851102     1005    19300 SH       Sole                    19300
Deere & Co.                    COM              244199105     2871    35500 SH       Sole                    35500
ENSCO Intl                     COM              G3157S106     5721   121800 SH       Sole                   121800
Eaton Corp                     COM              278058102     2639    66580 SH       Sole                    66580
Exelon Corp                    COM              30161n101     1546    41100 SH       Sole                    41100
FedEx                          COM              31428x106     2822    30800 SH       Sole                    30800
Fifth Street Finance           COM              31678a103      150    15000 SH       Sole                    15000
Gardner Denver                 COM              365558105     3370    63700 SH       Sole                    63700
General Dynamics               COM              369550108      237     3600 SH       Sole                     3600
General Electric               COM              369604103      726    34815 SH       Sole                    34815
Goldman Sachs                  COM              38141g104     1146    11950 SH       Sole                    11950
Halliburton Co                 COM              406216101      761    26800 SH       Sole                    26800
Hess Corp                      COM              42809h107     1741    40075 SH       Sole                    40075
Hewlett - Packard              COM              428236103     1365    67900 SH       Sole                    67900
Int'l Business Mach.           COM              459200101     4622    23630 SH       Sole                    23630
Intel Corp.                    COM              458140100     1618    60710 SH       Sole                    60710
J.P. Morgan Chase              COM              46625H100     2917    81650 SH       Sole                    81650
Johnson & Johnson              COM              478160104     3709    54905 SH       Sole                    54905
L-3 Communications             COM              502424104     2239    30250 SH       Sole                    30250
Lockheed Martin                COM              539830109      218     2500 SH       Sole                     2500
Lowe's Companies               COM              548661107      242     8516 SH       Sole                     8516
Marathon Oil                   COM              565849106     2136    83550 SH       Sole                    83550
Metlife Inc                    COM              59156r108     2379    77100 SH       Sole                    77100
Microsoft                      COM              594918104     5182   169400 SH       Sole                   169400
Mountain West Finl             COM              62450b100      427    59700 SH       Sole                    59700
Newmont Mining                 COM              651639106     3262    67250 SH       Sole                    67250
Oracle Systems                 COM              68389X105     3282   110500 SH       Sole                   110500
PennantPark Invt Corp          COM              708062104      149    14400 SH       Sole                    14400
Pepco Holdings                 COM              713291102     1679    85800 SH       Sole                    85800
Pepsico Inc.                   COM              713448108     3717    52605 SH       Sole                    52605
Procter & Gamble               COM              742718109     2467    40285 SH       Sole                    40285
Raytheon Company               COM              755111507     1180    20850 SH       Sole                    20850
SPDR Trust                     COM              78462f103     1953    14352 SH       Sole                    14352
Scana Corp                     COM              80589m102     1548    32360 SH       Sole                    32360
Schlumberger Ltd               COM              806857108     4317    66500 SH       Sole                    66500
Staples Inc.                   COM              855030102      174    13300 SH       Sole                    13300
State Street Corp              COM              857477103     1862    41720 SH       Sole                    41720
Stryker Corp                   COM              863667101      237     4300 SH       Sole                     4300
Supervalu                      COM              868536103      159    30600 SH       Sole                    30600
TICC Capital                   COM              87244t109      150    15500 SH       Sole                    15500
TJX Companies Inc              COM              872540109      258     6000 SH       Sole                     6000
Target Corp                    COM              87612e106     2403    41290 SH       Sole                    41290
Transocean Ltd                 COM              040674667     2603    58200 SH       Sole                    58200
Union Pacific                  COM              907818108     1193    10000 SH       Sole                    10000
Wells Fargo                    COM              949746101     1863    55700 SH       Sole                    55700
Zimmer Holdings                COM              98956P102     3517    54650 SH       Sole                    54650
Vanguard REIT ETF              COM              922908553      654    10000 SH       Sole                    10000
Bank of NY 6.875%              PRD              09656g201     1398    53100 SH       Sole                    53100
FPC Capital I 7.10%            PRD              302552203      650    24900 SH       Sole                    24900
Harris Pref 7.375%             PRD              414567206     1304    50300 SH       Sole                    50300
JP Morgan X 7.0%               PRD              46623d200     1199    46800 SH       Sole                    46800
Key X 8.0%                     PRD              49327r103     1016    40300 SH       Sole                    40300
Merrill IV 7.12%               PRD              59021g204     1245    49950 SH       Sole                    49950
Merrill V 7.28%                PRD              59021k205      514    20600 SH       Sole                    20600
Morgan Stanley VI 6.60%        PRD              617461207      244    10000 SH       Sole                    10000
Ryl Bk Scotland 7.25%          PRD              780097879     1322    60377 SH       Sole                    60377